Property and Equipment, Net - Summary of Depreciation of Property and Equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Depreciation of Property Plant And Equipment [Line Items]
Depreciation	¥ 15,873	¥ 10,925	¥ 7,194
Cost of Sales [Member]
Schedule Of Depreciation of Property Plant And Equipment [Line Items]
Depreciation	10,788	7,449	3,629
General and Administrative Expense [Member]
Schedule Of Depreciation of Property Plant And Equipment [Line Items]
Depreciation	¥ 5,085	¥ 3,476	¥ 3,565